Loss per Share (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2017 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Jun. 01, 2017 shares
Loss per Share
Issuance of ordinary shares for the IPO and the concurrent private placements/reserved for future exercise of share-based awards (in shares)	345,541,350
Shares outstanding (in shares)	345,541,350	415,246,557	414,291,350	1
Class A ordinary shares
Loss per Share
Ordinary shares voting rights		1
Ordinary shares conversion rights		1
Shares outstanding (in shares)		312,774,762